Inventories - Schedule of Inventories Write-Down (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories Write-Down [Abstract]
At beginning of financial year	$ 258,160	$ 192,390
Charged to profit or loss	8,879	65,770
At end of financial year	$ 267,039	$ 258,160